UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6251

               AllianceBernstein Multi-Market Strategy Trust, Inc. (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2003

                   Date of reporting period: October 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.




[LOGO] AllianceBernstein(SM)
       Investment Research and Management

AllianceBernstein Multi-Market
Strategy Trust


                          Emerging Market Fixed Income

                                                 Annual Report--October 31, 2003

    Investment Products Offered
===================================
      o Are Not FDIC Insured
      o May Lose Value
      o Are Not Bank Guaranteed
===================================

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.investor.alliancecapital.com or on the Securities and Exchange Commission's web site at http://www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

December 26, 2003

Annual Report
This report provides management's discussion of fund performance for AllianceBernstein Multi-Market Strategy Trust (the "Fund") for the annual reporting period ended October 31, 2003.

Investment Objective and Policies
This open-end fund seeks the highest level of current income that is available, consistent with what we consider to be prudent investment risk, from a portfolio of high-quality debt securities having remaining maturities of not more than five years. The Fund seeks investment opportunities in foreign, as well as domestic, securities markets. Normally at least 70% of the Fund's assets will be invested in debt securities denominated in foreign currencies. The Fund limits its investments in a single currency other than the U.S. dollar to 25% of its net assets, except for the euro, in which the Fund may invest up to 50% of its net assets.

Investment Performance
The following table provides the Fund's performance during the six- and 12-month periods ended October 31, 2003. For comparison, we have included the performance for the Merrill Lynch 1-5 Year Government Bond Index, a standard measure of the performance of a basket of unmanaged short-term Treasury securities, and the Lipper Short World Multi-Market Income Funds Average, which reflects the average performance of funds with similar investment objectives to the Fund.




   INVESTMENT RESULTS*
   Periods Ended October 31, 2003

                                                   =============================
                                                             Returns
                                                   =============================
                                                   6 Months            12 Months
--------------------------------------------------------------------------------
   AllianceBernstein
   Multi-Market
   Strategy Trust
     Class A                                         -0.03%              1.88%
--------------------------------------------------------------------------------
     Class B                                         -0.38%              1.17%
--------------------------------------------------------------------------------
     Class C                                         -0.55%              1.17%
--------------------------------------------------------------------------------
   Merrill Lynch
   1-5 Year
   Government
   Bond Index                                         0.51%              2.15%
--------------------------------------------------------------------------------
   Lipper Short
   World Multi-
   Market Income
   Funds Average                                      1.83%              6.79%
--------------------------------------------------------------------------------

 * The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of October 31, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

   The unmanaged Merrill Lynch 1-5 Year Government Bond Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index consists of short-term U.S. Treasury securities maturing in one to five years. The

--------------------------------------------------------------------------------
                               AllianceBernstein Multi-Market Strategy Trust o 1

   Lipper Short World Multi-Market Income Funds Average (the "Lipper Average") reflects performance of 8 funds during the six- and 12-month periods ended October 31, 2003. The funds that comprise the Lipper Average have generally similar investment objectives to the Fund, although investment policies for the various funds may differ. An investor cannot invest directly in an index or an average, and its results are not indicative of any specific investment, including AllianceBernstein Multi-Market Strategy Trust.

   Additional investment results appear on page 5.

During the 12-month period ended October 31, 2003, the Fund underperformed the Merrill Lynch 1-5 Year Government Bond Index and the Lipper Short World Multi-Market Income Funds Average (an average of funds with generally similar investment objectives to the Fund). A significant contributor to the underperformance relative to the Index for the reporting period was the Fund's underweighted position in U.S. Treasury securities. The Index, which measures U.S. government securities only, outperformed the Fund's non-U.S. government bonds. In addition, the U.S. dollar weakened against most major currencies during the period and our hedging decisions limited the Fund's gains on currency exposure.

Offsetting some of the Fund's underperformance was our increased position in Canadian dollar-denominated debt. We took advantage of further weakening of the U.S. dollar with advantageous trades versus the Canadian dollar. The Canadian dollar was one of the best performing currencies in 2003, rising 20% from the beginning of 2003 from 1.57 C$/US$ to 1.38 C$/US$ by the end of third quarter.

Market Review
During the annual period, we took advantage of a weakening U.S. dollar and prospects of further weakening with advantageous trades versus the Canadian dollar and the euro. We reduced the Fund's exposure to the Australian dollar in response to data suggesting that Australia's domestic economy was weaker than expected. We increased the Fund's position in euro forward contracts versus the U.S. dollar hedges to take advantage of their shifting values over the period. We also introduced Chilean sovereign debt to the portfolio. Late in the period, we initiated positions in Japanese government and corporate securities. Furthermore, we increased the Fund's position in Canadian government securities. The Bank of Canada slashed interest rates by 50 basis points in the third quarter of 2003, undoing the rate hikes it enacted in the first half of the year. In addition, the Canadian economy is struggling to accommodate the 20% appreciation in the Canadian dollar year-to-date. The appreciation has weakened key pillars that supported the strong economic performance of the preceding two years: productivity and the price of labor. We further sought to diversify the Fund's holdings with investments in U.K. government securities.


--------------------------------------------------------------------------------
2 o AllianceBernstein Multi-Market Strategy Trust

PERFORMANCE UPDATE


ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST CLASS A
GROWTH OF A $10,000 INVESTMENT
10/31/93 TO 10/31/03

AllianceBernstein Multi-Market Strategy Trust Class A: $14,210

Merrill Lynch 1-5 Year Government Bond Index: $17,750

Lipper Short World Multi-Market Income Funds Average: $14,614

          [TABLE BELOW REPRESENTS MOUNTAIN CHART IN PRINTED REPORT]

                 AllianceBernstein       Merrill Lynch         Lipper Short
              Multi-Market Strategy   1-5 Year Government    World Multi-Market
                 Trust Class A            Bond Index        Income Funds Average
--------------------------------------------------------------------------------
10/31/93              $ 9,572               $10,000               $10,000
10/31/94              $ 9,320               $ 9,970               $ 9,947
10/31/95              $ 8,717               $11,004               $ 9,966
10/31/96              $10,144               $11,639               $10,916
10/31/97              $10,937               $12,434               $11,393
10/31/98              $11,691               $13,518               $12,146
10/31/99              $12,036               $13,788               $12,284
10/31/00              $12,417               $14,653               $12,378
10/31/01              $13,445               $16,419               $13,296
10/31/02              $13,948               $17,377               $13,982
10/31/03              $14,210               $17,750               $14,614


This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Multi-Market Strategy Trust Class A shares (from 10/31/93 to 10/31/03) as compared to the performance of the Merrill Lynch 1-5 Year Government Bond Index, an appropriate broad-based index, and the Lipper Short World Multi-Market Income Funds Average. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B and Class C shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Merrill Lynch 1-5 Year Government Bond Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index consists of short-term U.S. Treasury securities maturing in one to five years. The Lipper Short World Multi-Market Income Funds Average reflects performance of 5 funds (based on the number of funds in the average from 10/31/93 to 10/31/03). The funds have generally similar investment objectives to AllianceBernstein Multi-Market Strategy Trust, although investment policies for the various funds may differ. Lipper results include fees and expenses. An investor cannot invest directly in an index or an average, and its results are not indicative of any specific investment, including AllianceBernstein Multi-Market Strategy Trust.


--------------------------------------------------------------------------------
                               AllianceBernstein Multi-Market Strategy Trust o 3

PORTFOLIO SUMMARY
October 31, 2003

INCEPTION DATES
Class A Shares
5/29/91
Class B Shares
5/29/91
Class C Shares
5/3/93

PORTFOLIO STATISTICS
Net Assets ($mil): $251.9



COUNTRY BREAKDOWN
  27.7% United States
  13.7% Canada
  12.9% Italy
   8.4% Sweden
   8.3% United Kingdom
   5.1% Denmark                    [PIE CHART OMITTED]
   5.1% Australia
   4.8% Spain
   3.4% Germany
   3.1% Netherlands
   2.6% Belgium
   1.8% Japan
   1.7% Poland
   1.4% Chile



All data as of October 31, 2003. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time.

--------------------------------------------------------------------------------
4 o AllianceBernstein Multi-Market Strategy Trust

INVESTMENT RESULTS
AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2003


Class A Shares
--------------------------------------------------------------------------------
                               Without Sales Charge        With Sales Charge
                     1 Year          1.88%                    -2.42%
                    5 Years          3.98%                     3.10%
                   10 Years          4.03%                     3.58%
                 SEC Yield*          2.04%
Class B Shares
--------------------------------------------------------------------------------
                               Without Sales Charge        With Sales Charge
                     1 Year          1.17%                    -1.73%
                    5 Years          3.16%                     3.16%
                10 Years(a)          3.53%                     3.53%
                 SEC Yield*          1.39%
Class C Shares
--------------------------------------------------------------------------------
                               Without Sales Charge        With Sales Charge
                     1 Year          1.17%                     0.20%
                    5 Years          3.19%                     3.19%
                   10 Years          3.22%                     3.22%
                 SEC Yield*          1.42%

AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (September 30, 2003)

                              Class A Shares    Class B Shares   Class C Shares
--------------------------------------------------------------------------------
                     1 Year      -1.35%           -0.66%             1.12%
                    5 Years       3.39%            3.47%             3.47%
                   10 Years       3.85%            3.80%(a)          3.49%

The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (3% year 1, 2% year 2, 1% year 3, 0% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000.

The Fund invests a significant amount of its assets in foreign securities which may magnify fluctuations in the price of individual securities in which the Fund invests due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. The Fund may invest a significant portion of its assets in the securities of a single issuer, which may present greater risk than a more diversified portfolio. Price fluctuations of fixed income securities may be caused by changes in interest rates or bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

* SEC yields are based on SEC guidelines and are calculated on 30 days ended October 31, 2003.
(a) Assumes conversion of Class B shares into Class A shares after six years.


--------------------------------------------------------------------------------
                               AllianceBernstein Multi-Market Strategy Trust o 5

PORTFOLIO OF INVESTMENTS
October 31, 2003

                                                         Principal
                                                            Amount
                                                             (000)  U.S. $ Value
--------------------------------------------------------------------------------

Australia-5.0%
Debt Obligations-5.0%
Commonwealth Bank of Australia
   7.13%, 7/10/06(a) ...................           US$       5,000   $ 5,555,525
European Investment Bank
   5.30%, 4/26/05(a) ...................           AUD      10,000     7,035,035
                                                                     -----------
Total Australian Securities
   (cost $10,796,066) ..................                              12,590,560
                                                                     -----------
Belgium-2.5%
Government Obligation-2.5%
Kingdom of Belgium
   7.00%, 5/15/06(a)
   (cost $6,227,001) ...................          EUR        5,000     6,360,260
                                                                     -----------
Canada-13.4%
Debt Obligations-5.7%
Associated Capital Corp. of Canada
   4.30%, 4/25/06(a) ...................         CAD        10,000     7,723,119
   4.78%, 6/20/05(a) ...................                     3,500     2,721,365
GE Capital Funding
   5.30%, 7/24/07(a) ...................                     5,000     3,945,707
                                                                     -----------
                                                                      14,390,191
                                                                     -----------
Government Obligations-7.7%
Province of British Columbia
  5.25%, 1/09/08(a) ....................                    13,900    11,025,627
Province of Ontario
  8.25%, 12/01/05(a) ...................                    10,000     8,344,851
                                                                     -----------
                                                                      19,370,478
                                                                     -----------
Total Canadian Securities
  (cost $30,719,493) ...................                              33,760,669
                                                                     -----------
Chile-1.3%
Government Obligation-1.3%
Banco Central Chile Peso
  8.00%, 9/01/07(a)
  (cost $2,821,739).....................   CLP           1,935,000     3,370,306
                                                                     -----------
Denmark-5.0%
Government Obligation-5.0%
Kingdom of Denmark
  7.00%, 11/15/07(a)
  (cost $12,657,976)....................   DKK              71,350    12,585,327
                                                                     -----------


--------------------------------------------------------------------------------
6 o AllianceBernstein Multi-Market Strategy Trust

                                               Principal
                                                  Amount
                                                   (000)      U.S. $ Value
--------------------------------------------------------------------------------

Germany-3.3%
Debt Obligation-3.3%
Kredit Fuer Wiederaufbau
   4.50%, 8/03/06(a)
   (cost $8,083,927)......................  EUR              7,000   $ 8,408,964
                                                                     -----------
Italy-12.6%
Government Obligation-12.6%
Republic of Italy
   6.75%, 7/01/07(a)
   (cost $32,471,915).....................                  24,500    31,703,528
                                                                     -----------
Japan-1.8%
Government Obligation-1.8%
Government of Japan
   0.20%, 6/20/08
   (cost $4,153,269)......................  JPY            500,000     4,455,989
                                                                     -----------
Netherlands-3.0%
Government Obligation-3.0%
Government of Netherlands
   5.25%, 7/15/08(a)
   (cost $7,419,763)......................  EUR              6,150     7,644,656
                                                                     -----------
Poland-1.7%
Debt Obligations-1.7%
European Investment Bank
   17.00%, 3/24/05(a).....................  PLN             10,000     2,808,685
Nordic Investment Bank
   15.50%, 1/19/04(a).....................                   5,600     1,411,106
                                                                     -----------
Total Polish Securities
   (cost $4,063,321)......................                             4,219,791
                                                                     -----------
Spain-4.7%
Government Obligation-4.7%
Government of Spain
   7.35%, 3/31/07(a)
   (cost $10,273,937).....................  EUR              9,000    11,802,133
                                                                     -----------
Sweden-8.2%
Government Obligation-8.2%
Government of Sweden
   6.50%, 5/05/08(a)
   (cost $21,124,815).....................  SEK            148,945    20,742,862
                                                                     -----------


--------------------------------------------------------------------------------
                               AllianceBernstein Multi-Market Strategy Trust o 7

                                               Principal
                                                  Amount
                                                   (000)      U.S. $ Value
--------------------------------------------------------------------------------

United Kingdom-8.2%
Debt Obligation-3.4%
Abbey National Treasury
   6.50%, 3/05/04(a)......................  GBP              5,000  $  8,541,555
                                                                    ------------
Government Obligation-4.8%
UK Treasury Note
   7.25%, 12/07/07(a).....................                   6,500    11,982,134
                                                                    ------------
Total United Kingdom Securities
   (cost $19,487,646).....................                            20,523,689
                                                                    ------------
United States-27.2%
Debt Obligations-4.8%
Citibank, NA
   14.50%, 6/16/05(a).....................  PLN              7,000     1,948,921
Citigroup, Inc.
   0.80%, 10/30/08(a).....................  JPY            500,000     4,537,205
Citigroup, Inc.
   6.75%, 12/01/05(a).....................  US$              5,000     5,450,905
                                                                    ------------
                                                                      11,937,031
                                                                    ------------
U.S. Government & Government
Sponsored Agency Obligations-22.4%
Federal Home Loan Bank
   2.75%, 3/14/08(a)......................                   4,000     3,908,888
Federal Home Loan Mortgage Corp.
   3.50%, 2/15/08(a)......................  EUR              9,500    10,929,598
Federal National Mortgage Association
   1.75%, 3/26/08(a)......................  JPY          1,110,000    10,532,963
U.S. Treasury Notes
   3.13%, 9/15/08(a)......................                  11,096    11,048,764
   3.38%, 1/15/07 (TIPS)(a)...............                   6,408     6,989,439
   3.63%, 1/15/08 (TIPS)(a)...............                  11,724    13,031,655
                                                                    ------------
                                                                      56,441,307
                                                                    ------------
Total United States Securities
   (cost $67,750,376).....................                            68,378,338
                                                                    ------------
Total Investments-97.9%
   (cost $238,051,244)....................                           246,547,072
Other assets less liabilities-2.1%........                             5,340,929
                                                                    ------------
Net Assets-100%...........................                          $251,888,001
                                                                    ============


--------------------------------------------------------------------------------
8 o AllianceBernstein Multi-Market Strategy Trust

FORWARD EXCHANGE CURRENCY CONTRACTS (see Note D)

                                       U.S. $
                      Contract       Value on         U.S. $         Unrealized
                        Amount    Origination        Current      Appreciation/
                         (000)           Date          Value     (Depreciation)
--------------------------------------------------------------------------------
Buy Contract
British Pound,
   settling 11/10/03         745      $1,245,500    $1,262,734      $ 17,234

Sale Contracts
Australian Dollar,
   settling 12/17/03       6,412       4,391,339     4,516,824      (125,485)
British Pound,
   settling 11/10/03      13,273      21,986,734    22,511,906      (525,172)
Canadian Dollar,
   settling 11/21/03      44,893      33,806,901    33,988,399      (181,498)
Danish Krona,
   settling 11/26/03      80,139      12,355,489    12,503,688      (148,199)
Euro,
   settling 11/25/03      64,141      74,895,752    74,352,131       543,621
Japanese Yen,
   settling 12/05/03   1,624,411      14,839,177    14,754,564        84,613
Polish Zloty,
   settling 12/02/03      26,521       6,641,501     6,556,630        84,871
Swedish Krona,
   settling 12/29/03     170,572      22,033,513    21,765,040       268,473

(a) Positions, or portions thereof, with an aggregate market value of $235,328,921 have been segregated to collateralize forward exchange currency contracts.

   Glossary:
   TIPS - Treasury Inflation Protected Security
   Currency Abbreviations:
   AUD  - Australian Dollar
   CAD  - Canadian Dollar
   CLP  - Chilean Peso
   DKK  - Danish Krona
   EUR  - Euros
   GBP  - Great British Pound
   JPY  - Japanese Yen
   PLN  - Polish Zloty
   SEK  - Swedish Krona
   US$  - United States Dollar

   See notes to financial statements.


--------------------------------------------------------------------------------
                               AllianceBernstein Multi-Market Strategy Trust o 9

STATEMENT OF ASSETS & LIABILITIES
October 31, 2003

Assets
Investments in securities, at value (cost $238,051,244).   $   246,547,072
Cash....................................................           710,770
Foreign cash, at value (cost $125,001)..................           134,489
Receivable for investment securities sold...............         6,745,304
Interest receivable.....................................         5,642,718
Unrealized appreciation of forward exchange
   currency contracts...................................           998,812
Receivable for capital stock sold.......................           160,066
                                                            --------------
Total assets............................................       260,939,231
                                                            --------------
Liabilities
Payable for investment securities purchased.............         6,743,306
Unrealized depreciation of forward exchange
   currency contracts...................................           980,354
Payable for capital stock redeemed......................           478,276
Dividends payable.......................................           253,698
Advisory fee payable....................................           130,347
Distribution fee payable................................            81,727
Accrued expenses and other liabilities..................           383,522
                                                            --------------
Total liabilities.......................................         9,051,230
                                                            --------------
Net Assets..............................................    $  251,888,001
                                                            ==============
Composition of Net Assets
Capital stock, at par...................................    $       44,204
Additional paid-in capital..............................       269,713,837
Distributions in excess of net investment income........        (4,452,901)
Accumulated net realized loss on investment
   and foreign currency transactions....................       (22,071,360)
Net unrealized appreciation of investments
   and foreign currency denominated assets and
   liabilities..........................................         8,654,221
                                                            --------------
                                                            $  251,888,001
                                                            ==============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and
   redemption price per share
   ($224,503,991/39,408,862 shares of capital stock
   issued and outstanding)..............................             $5.70
Sales charge--4.25% of public offering price............               .25
                                                                     -----
Maximum offering price..................................             $5.95
                                                                     =====
Class B Shares
Net asset value and offering price per share
   ($12,904,461/2,260,370 shares of capital stock
   issued and outstanding)..............................             $5.71
                                                                     =====
Class C Shares
Net asset value and offering price per share
   ($14,479,549/2,534,823 shares of capital stock
   issued and outstanding)..............................             $5.71
                                                                     =====


See notes to financial statements.


--------------------------------------------------------------------------------
10 o AllianceBernstein Multi-Market Strategy Trust

STATEMENT OF OPERATIONS
Year Ended October 31, 2003


Investment Income
Interest (net of foreign taxes
   withheld of $10,266)................                    $    12,105,250
Expenses
Advisory fee...........................  $     1,663,624
Distribution fee--Class A..............          738,243
Distribution fee--Class B..............          143,973
Distribution fee--Class C..............          167,924
Transfer agency........................          822,137
Custodian..............................          331,976
Printing...............................          145,223
Administrative.........................          135,000
Audit and legal........................          128,602
Registration...........................           46,941
Directors' fees........................           19,596
Miscellaneous..........................           23,040
                                         ---------------
Total expenses.........................        4,366,279
Less: expense offset arrangement
   (see Note B)........................             (275)
                                         ---------------
Net expenses...........................                          4,366,004
                                                           ---------------
Net investment income..................                          7,739,246
                                                           ---------------
Realized and Unrealized Gain (Loss)
on Investment and Foreign Currency
Transactions
Net realized gain (loss) on:
   Investment transactions.............                         13,591,683
   Written options.....................                             62,180
   Foreign currency transactions.......                        (10,448,286)
Net change in unrealized
   appreciation/depreciation of:
   Investments.........................                         (9,385,179)
   Written options.....................                            (31,036)
   Foreign currency denominated assets
      and liabilities..................                          3,715,468
                                                           ---------------
Net loss on investment and foreign
   currency transactions...............                         (2,495,170)
                                                           ---------------
Net Increase in Net Assets from
   Operations..........................                    $     5,244,076
                                                           ===============


See notes to financial statements.


--------------------------------------------------------------------------------
                              AllianceBernstein Multi-Market Strategy Trust o 11

STATEMENT OF CHANGES IN NET ASSETS



                                            Year Ended       Year Ended
                                            October 31,      October 31,
                                               2003             2002
                                         ---------------   ---------------
Increase (Decrease) in Net Assets from
   Operations
Net investment income..................  $     7,739,246   $     9,381,424
Net realized gain (loss) on investment
   and foreign currency transactions...        3,205,577       (26,010,344)
Net change in unrealized
   appreciation/depreciation of
   investments and foreign
   currency denominated assets
   and liabilities.....................       (5,700,747)       26,553,488
                                         ---------------   ---------------
Net increase in net assets from
   operations..........................        5,244,076         9,924,568
Dividends and Distributions
to Shareholders from
Net investment income
   Class A.............................       (1,056,498)               -0-
   Class B.............................          (53,345)               -0-
   Class C.............................          (62,195)               -0-
Tax return of capital
   Class A.............................      (11,616,504)      (14,557,231)
   Class B.............................         (586,549)         (501,157)
   Class C.............................         (683,856)         (729,217)
Capital Stock Transactions
Net decrease...........................      (35,017,265)      (14,200,528)
                                         ---------------   ---------------
Total decrease.........................      (43,832,136)      (20,063,565)
Net Assets
Beginning of period....................      295,720,137       315,783,702
                                         ---------------   ---------------
End of period..........................  $   251,888,001   $   295,720,137
                                         ===============   ===============


See notes to financial statements.


-------------------------------------------------------------------------------
12 o AllianceBernstein Multi-Market Strategy Trust

NOTES TO FINANCIAL STATEMENTS
October 31, 2003


NOTE A
Significant Accounting Policies
AllianceBernstein Multi-Market Strategy Trust, Inc. (the "Fund"), formerly Alliance Multi-Market Strategy Trust, Inc., was incorporated in the State of Maryland as a non-diversified, open-end management investment company. The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are sold with a contingent deferred sales charge which declines from 3.0% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation
In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The


--------------------------------------------------------------------------------
                              AllianceBernstein Multi-Market Strategy Trust o 13

Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.


--------------------------------------------------------------------------------
14 o AllianceBernstein Multi-Market Strategy Trust

3. Taxes
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provision for federal income or excise taxes is required.

4. Investment Income and Investment Transactions
Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income. Additionally, the Fund amortizes premiums on debt securities for financial statement reporting purposes only.

5. Income and Expenses
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.

6. Dividends and Distributions
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B
Advisory Fee and Other Transactions with Affiliates
Under the terms of an investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .60 of 1% of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly.

Pursuant to the advisory agreement, the Fund paid $135,000 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the year ended October 31, 2003.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $535,391 for the year ended October 31, 2003.


--------------------------------------------------------------------------------
                              AllianceBernstein Multi-Market Strategy Trust o 15

For the year ended October 31, 2003, the Fund's expenses were reduced by $275 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $4,109 from the sale of Class A shares and received $14,978, $32,930 and $4,547 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended October 31, 2003.

NOTE C
Distribution Services Agreement
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the average daily net assets attributable to the Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $10,691,801 and $1,714,550 for Class B and C shares, respectively. Such costs may be recovered from the Fund in future periods so long as the agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the year ended October 31, 2003, were as follows:

                                             Purchases          Sales
                                         ---------------   ---------------
Investment securities (excluding U.S.
   government securities)..............  $   228,494,336   $   319,287,640
U.S. government securities.............       80,164,314        62,160,965


--------------------------------------------------------------------------------
16 o AllianceBernstein Multi-Market Strategy Trust

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Cost....................................................   $   240,916,541
                                                           ===============
Gross unrealized appreciation...........................   $     7,722,454
Gross unrealized depreciation...........................        (2,091,923)
                                                           ---------------
Net unrealized appreciation.............................   $     5,630,531
                                                           ===============

1. Forward Exchange Currency Contracts
The Fund may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation or depreciation by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

2. Option Transactions
For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.


--------------------------------------------------------------------------------
                              AllianceBernstein Multi-Market Strategy Trust o 17

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value. Transactions in written options for the year ended October 31, 2003 were as follows:
                                             Number of         Premium
                                             Contracts        Received
                                         ---------------   ---------------
Options outstanding at
October 31, 2002.......................        4,500,000   $        31,036
Options written........................      384,700,000            62,180
Options expired........................     (389,200,000)          (93,216)
                                         ---------------   ---------------
Options outstanding at
October 31, 2003.......................               -0-  $            -0-
                                         ===============   ===============

3. Interest Rate Swap Agreements
The Fund may enter into currency and interest rate swap agreements to protect itself from foreign currency and interest rate fluctuations on the underlying debt instruments. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the foreign securities or currencies.


--------------------------------------------------------------------------------
18 o AllianceBernstein Multi-Market Strategy Trust

The Fund records a net receivable or payable on a daily basis for the net interest income or expense expected to be received or paid in the interest period. Net interest received or paid on these contracts is recorded as interest income (or as an offset to interest income). Fluctuations in the value of swap contracts are recorded for financial statement purposes as a component of net change in unrealized appreciation or depreciation of investments. Realized gains and losses from terminated swap contracts are included in net realized gain or loss on investment transactions.

NOTE E
Capital Stock
There are 9,000,000,000 shares of $0.001 par value capital stock authorized, divided into three classes, designated Class A, Class B and Class C shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:


                   =============================================================
                            Shares                       Amount
                   =============================================================
                    Year Ended      Year Ended      Year Ended    Year Ended
                   October 31,     October 31,     October 31,   October 31,
                          2003            2002            2003          2002
                   ------------------------------------------------------------
Class A
Shares sold          2,323,078      5,003,164    $  14,460,733    $ 29,244,522
-------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends         1,303,825      1,369,675        6,922,813       8,026,307
-------------------------------------------------------------------------------
Shares converted
   from Class B        240,685        391,314        1,179,092       2,289,845
-------------------------------------------------------------------------------
Shares redeemed     (9,476,739)   (10,001,400)     (55,219,312)    (58,456,256)
-------------------------------------------------------------------------------
Net decrease        (5,609,151)    (3,237,247)   $ (32,656,674)   $(18,895,582)
===============================================================================
Class B
Shares sold          1,807,039      1,667,677    $  10,605,567    $  9,803,708
-------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends            65,535         54,546          388,225         320,505
-------------------------------------------------------------------------------
Shares converted
   to Class A         (240,270)      (390,278)      (1,179,092)     (2,289,845)
-------------------------------------------------------------------------------
Shares redeemed     (1,600,672)      (984,519)      (9,595,642)     (5,784,916)
-------------------------------------------------------------------------------
Net increase            31,632        347,426    $     219,058    $  2,049,452
===============================================================================
Class C
Shares sold          1,534,825      1,540,244    $   8,955,177    $  9,060,873
-------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends            73,948         77,914          433,726         458,161
-------------------------------------------------------------------------------
Shares redeemed     (2,053,800)    (1,167,415)     (11,968,552)     (6,873,432)
-------------------------------------------------------------------------------
Net increase
   (decrease)         (445,027)       450,743    $  (2,579,649)   $  2,645,602
===============================================================================


--------------------------------------------------------------------------------
                              AllianceBernstein Multi-Market Strategy Trust o 19

NOTE F
Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expense in the statement of operations. The Fund did not utilize the Facility during the year ended October 31, 2003.

NOTE G
Distribution to Shareholders
The tax character of distributions paid during the fiscal years ended October 31, 2003 and October 31, 2002 were as follows:

                                              2003              2002
                                         --------------   ---------------
Distributions paid from:
   Ordinary income....................   $    1,172,038   $            -0-
                                         --------------   ---------------
Total taxable distributions...........        1,172,038                -0-
   Tax return of capital..............       12,886,909        15,859,902
                                         --------------   ---------------
Total distributions paid..............   $   14,058,947   $    15,859,902(a)
                                         ==============   ===============

As of October 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses...................   $   (23,323,480)(b)
Unrealized appreciation/(depreciation).................         5,707,139(c)
                                                          ---------------
Total accumulated earnings/(deficit)...................   $   (17,616,341)
                                                          ===============


(a) Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.
(b) On October 31, 2003, the Fund had a net capital loss carryforward of $22,071,360 of which $973,274 expires in the year 2004, $572,902 expires in the year 2005, $6,799,602 expires in the year 2007, $9,788,373 expires in the year 2008, $3,634,196 expires in the year 2009 and $303,013 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year, the Fund utilized capital loss carryforwards of $809,575, and $5,293,734 of capital loss carryforwards expired. For the year ended October 31, 2003, the cumulative deferred loss on straddles of $1,252,120.
(c) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the realization for tax purposes of gains/losses on certain derivative instruments and the difference between book and tax amortization methods for premium.

During the current fiscal year, permanent differences, primarily due to distributions in excess of net investment income, tax return of capital, the tax treatment of bond premium and the tax treatment of foreign currency gains and losses, resulted in a net decrease in distributions in excess of net investment income, a


--------------------------------------------------------------------------------
20 o AllianceBernstein Multi-Market Strategy Trust decrease in accumulated net realized loss on investments and foreign currency transactions, and a decrease in additional paid-in capital. This reclassification had no effect on net assets.

NOTE H
Legal Proceedings
As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Fund's Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities. Please see "Subsequent Events" below for a description of the agreements reached by Alliance Capital and the SEC and NYAG in connection with the investigations mentioned above.

A special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Since October 2, 2003, more than thirty additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance


--------------------------------------------------------------------------------
                              AllianceBernstein Multi-Market Strategy Trust o 21

Capital and certain other defendants. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters more fully discussed in the note entitled "Subsequent Events" below, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

NOTE I
Subsequent Events
On December 18, 2003, Alliance Capital, the Fund's Adviser, confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

       (i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to the market timing relationships described in the SEC Order (i.e., relationships Alliance Capital maintained with some investors who were permitted to engage in market timing trades in some of the AllianceBernstein Mutual Funds in return for or in connection with making investments (which were not actively traded) in other Alliance Capital products, including hedge funds and mutual funds, for which Alliance Capital receives advisory fees). According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

       (ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

       (iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Fund, will introduce governance and compliance changes.


--------------------------------------------------------------------------------
22 o AllianceBernstein Multi-Market Strategy Trust

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                           ===========================================================
                                                                       Class A
                                           ===========================================================
                                                               Year Ended October 31,
                                           -----------------------------------------------------------
                                              2003         2002(a)      2001         2000         1999
                                           -----------------------------------------------------------
Net asset value,
   beginning of period..................   $  5.89       $ 5.99       $ 6.08       $ 6.29      $  6.64
                                           -----------------------------------------------------------
Income From Investment
   Operations
Net investment income(b) ...............       .17          .19          .35          .38          .42
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions.........................      (.06)         .02          .13         (.19)        (.22)
                                           -----------------------------------------------------------
Net increase in net asset
   value from operations................       .11          .21          .48          .19          .20
                                           -----------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income....................      (.03)          -0-        (.32)        (.38)        (.42)
Distributions in excess of
   net investment income................        -0-          -0-          -0-        (.02)        (.02)
Tax return of capital...................      (.27)        (.31)        (.25)          -0-        (.11)
                                           -----------------------------------------------------------
Total dividends and
   distributions........................      (.30)        (.31)        (.57)        (.40)        (.55)
                                           -----------------------------------------------------------
Net asset value, end of period .........    $ 5.70       $ 5.89       $ 5.99       $ 6.08       $ 6.29
                                           ===========================================================
Total Return
Total investment return based
   on net asset value(c)................      1.88%        3.74%        8.27%        3.17%        2.95%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)......................  $224,504     $264,978     $289,265     $305,610     $396,867
Ratio to average net assets of:
  Expenses..............................      1.49%        1.49%        1.48%        1.52%(d)     1.44%(d)
  Net investment income.................      2.87%        3.22%        5.87%        6.25%        6.23%
Portfolio turnover rate.................       113%         115%          79%          82%         124%


See footnote summary on page 26.


--------------------------------------------------------------------------------
                              AllianceBernstein Multi-Market Strategy Trust o 23

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                           ===========================================================
                                                                       Class B
                                           ===========================================================
                                                               Year Ended October 31,
                                           -----------------------------------------------------------
                                              2003         2002(a)      2001         2000         1999
                                           -----------------------------------------------------------
Net asset value,
   beginning of period..................   $  5.90       $ 6.01       $ 6.10       $ 6.32      $  6.66
                                           -----------------------------------------------------------
Income From Investment
   Operations
Net investment income(b) ...............       .12          .14          .30          .33          .36
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions.........................      (.05)         .02          .13         (.19)        (.22)
                                           -----------------------------------------------------------
Net increase in net asset
   value from operations................       .07          .16          .43          .14          .14
Less: Dividends and
   Distributions
Dividends from net
   investment income....................      (.02)          -0-        (.29)        (.34)        (.36)
Distributions in excess of
   net investment income................        -0-          -0-          -0-        (.02)        (.02)
Tax return of capital...................      (.24)        (.27)        (.23)          -0-        (.10)
                                           -----------------------------------------------------------
Total dividends and
   distributions........................      (.26)        (.27)        (.52)        (.36)        (.48)
                                           -----------------------------------------------------------
Net asset value, end of period .........   $  5.71      $  5.90      $  6.01       $ 6.10       $ 6.32
                                           ===========================================================
Total Return
Total investment return based
   on net asset value(c)................      1.17%        2.84%        7.49%        2.30%        2.13%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)......................   $12,904      $13,150      $11,311      $13,052      $18,129
Ratio to average net assets of:
  Expenses..............................      2.23%        2.24%        2.24%        2.28%(d)     2.15%(d)
  Net investment income.................      2.13%        2.44%        5.05%        5.44%        5.46%
Portfolio turnover rate.................       113%         115%          79%          82%         124%


See footnote summary on page 26.


24 o AllianceBernstein Multi-Market Strategy Trust
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                           ===========================================================
                                                                       Class C
                                           ===========================================================
                                                               Year Ended October 31,
                                           -----------------------------------------------------------
                                              2003         2002(a)      2001         2000         1999
                                           -----------------------------------------------------------
Net asset value,
   beginning of period..................   $  5.90       $ 6.01       $ 6.10       $ 6.31      $  6.65
                                           -----------------------------------------------------------
Income From Investment
   Operations
Net investment income(b) ...............       .13          .14          .30          .34          .36
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions.........................      (.06)         .02          .13         (.19)        (.22)
                                            ----------------------------------------------------------
Net increase in net asset
   value from operations................       .07          .16          .43          .15          .14
Less: Dividends and
   Distributions
Dividends from net
   investment income....................      (.02)          -0-        (.29)        (.34)        (.36)
Distributions in excess of
   net investment income................        -0-          -0-          -0-        (.02)        (.02)
Tax return of capital...................      (.24)        (.27)        (.23)          -0-        (.10)
                                            ----------------------------------------------------------
Total dividends and
   distributions........................      (.26)        (.27)        (.52)        (.36)        (.48)
                                            ----------------------------------------------------------
Net asset value, end of period...........   $ 5.71       $ 5.90       $ 6.01       $ 6.10       $ 6.31
                                            ==========================================================
Total Return
Total investment return based
  on net asset value(c).................      1.17%        2.83%        7.48%        2.46%        2.13%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted).......................   $14,480      $17,592      $15,208      $16,578      $19,076
Ratio to average net assets of:
  Expenses..............................      2.20%        2.20%        2.19%        2.22%(d)     2.15%(d)
  Net investment income.................      2.15%        2.48%        5.10%        5.52%        5.50%
Portfolio turnover rate.................       113%         115%          79%          82%         124%



See footnote summary on page 26.


--------------------------------------------------------------------------------
                              AllianceBernstein Multi-Market Strategy Trust o 25

(a) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement reporting purposes only. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $.14, decrease net realized and unrealized loss on investments per share by $.14 for Class A, B and C, respectively, and decrease the ratio of net investment income to average net assets from 5.56% to 3.22% for Class A, from 4.79% to 2.44% for Class B and from 4.83% to 2.48% for Class C. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(b) Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of the total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.
(d) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the periods shown below, the net expense ratios were as follows:

                             Year Ended October 31,
                                 2000      1999
                          --------------------------
   Class A..............         1.50%    1.42%
   Class B..............         2.27%    2.14%
   Class C..............         2.21%    2.14%


--------------------------------------------------------------------------------
26 o AllianceBernstein Multi-Market Strategy Trust

REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS


To the Shareholders and Board of Directors of AllianceBernstein Multi-Market
Strategy Trust, Inc.

We have audited the accompanying statement of assets and liabilities of AllianceBernstein Multi-Market Strategy Trust, Inc., formerly Alliance Multi-Market Strategy Trust, Inc., (the "Fund"), including the portfolio of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AllianceBernstein Multi-Market Strategy Trust, Inc. at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP


New York, New York
December 12, 2003,
except for Note I,
as to which the date is
December 23, 2003


--------------------------------------------------------------------------------
                              AllianceBernstein Multi-Market Strategy Trust o 27

BOARD OF DIRECTORS



William H. Foulk, Jr.(1), Chairman
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS


Marc O. Mayer, President
Kathleen A. Corbet, Senior Vice President
Michael L. Mon(2), Vice President
Douglas J. Peebles, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Principal Underwriter
AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Auditors
Ernst & Young LLP
5 Times Square
New York, NY 10036


(1) Member of the Audit Committee.
(2) Mr. Mon is the person primarily responsible for the day-to-day management of the Fund's investment portfolio.

--------------------------------------------------------------------------------
28 o AllianceBernstein Multi-Market Strategy Trust

MANAGEMENT OF THE FUND



Board of Directors Information
The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.


                                                                          PORTFOLIOS
                                                                           IN FUND           OTHER
NAME, AGE OF DIRECTOR,                        PRINCIPAL                    COMPLEX       DIRECTORSHIPS
     ADDRESS                                OCCUPATION(S)                OVERSEEN BY         HELD BY
(YEARS OF SERVICE*)                      DURING PAST 5 YEARS               DIRECTOR         DIRECTOR
------------------------------------------------------------------------------------------------------

DISINTERESTED DIRECTORS

William H. Foulk, Jr., #, 71          Investment adviser and an               113               None
2 Sound View Drive                    independent consultant. He
Suite 100                             was formerly Senior Manager
Greenwich, CT 06830                   of Barrett Associates, Inc., a
(12)                                  registered investment adviser,
Chairman of the Board                 with which he had been associated
                                      since prior to 1998. He was formerly
                                      Deputy Comptroller and Chief Investment
                                      Officer of the State of New York and,
                                      prior thereto, Chief Investment Officer
                                      of the New York Bank for Savings.

Ruth Block, #, 73                     Formerly Executive Vice                 96                None
500 SE Mizner Blvd.                   President and Chief Insurance
Boca Raton, FL 33432                  Officer of The Equitable Life
(11)                                  Assurance Society of the
                                      United States; Chairman and Chief
                                      Executive Officer of Evlico; Director
                                      of Avon, BP (oil and gas), Ecolab
                                      Incorporated (specialty chemicals),
                                      Tandem Financial Group and Donaldson,
                                      Lufkin & Jenrette Securities
                                      Corporation; former Governor at
                                      Large National Association of
                                      Securities Dealers, Inc.

David H. Dievler, #, 74               Independent consultant. Until           100               None
P.O. Box 167                          December 1994 he was Senior
Spring Lake, NJ 07762                 Vice President of Alliance Capital
(12)                                  Management Corporation ("ACMC")
                                      responsible for mutual fund
                                      administration. Prior to
                                      joining ACMC in 1984 he was Chief
                                      Financial Officer of Eberstadt
                                      Asset Management since 1968. Prior
                                      to that he was a Senior Manager at
                                      Price Waterhouse & Co. Member of
                                      American Institute of Certified
                                      Public Accountants since 1953.


--------------------------------------------------------------------------------
                              AllianceBernstein Multi-Market Strategy Trust o 29


                                                                          PORTFOLIOS
                                                                           IN FUND           OTHER
NAME, AGE OF DIRECTOR,                        PRINCIPAL                    COMPLEX       DIRECTORSHIPS
     ADDRESS                                OCCUPATION(S)                OVERSEEN BY         HELD BY
(YEARS OF SERVICE*)                      DURING PAST 5 YEARS               DIRECTOR         DIRECTOR
------------------------------------------------------------------------------------------------------

DISINTERESTED DIRECTORS
(continued)

John H. Dobkin, #, 61                 Consultant. Formerly President          98                None
P.O. Box 12                           of Save Venice, Inc. (preservation
Annandale, NY 12504                   organization) from 2001-2002.
(11)                                  Formerly a Senior Advisor from
                                      June 1999-June 2000 and President of
                                      Historic Hudson Valley (historic
                                      preservation) from December 1989-May 1999
                                      (historic preservation). Previously,
                                      Director of the National Academy of
                                      Design and during 1988-1992, he was
                                      Director and Chairman of the Audit
                                      Committee of ACMC.

Clifford L. Michel, #, 64             Senior Counsel of the law firm          97                Placer Dome,
15 St. Bernard's Road                 of Cahill Gordon & Reindel since                             Inc.
Gladstone, NJ 07934                   February 2001 and a partner of
(11)                                  that firm for more than twenty-
                                      five years prior thereto. He is
                                      President and Chief Executive
                                      Officer of Wenonah Development
                                      Company (investments) and a Director
                                      of Placer Dome, Inc. (mining).

Donald J. Robinson, #, 69             Senior Counsel to the law firm of       96                None
98 Hell's Peak Road                   Orrick, Herrington & Sutcliffe LLP
Weston, VT 05161                      since prior to 1998. Formerly a
(7)                                   senior partner and a member
                                      of the Executive Committee of that
                                      firm. He was also a member and Chairman
                                      of the Municipal Securities Rulemaking
                                      Board and Trustee of the Museum of the
                                      City of New York.


* There is no stated term of office for the Fund's Directors.

# Member of the Audit Committee and the Nominating Committee.


--------------------------------------------------------------------------------
30 o AllianceBernstein Multi-Market Strategy Trust


Officers of The Fund
Certain information concerning the Fund's Officers is listed below.

      NAME,                             POSITION(S)                         PRINCIPAL OCCUPATION
 ADDRESS* AND AGE                     HELD WITH FUND                         DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------

Marc O. Mayer, 46                     President                   Executive Vice President of Alliance
                                                                  Capital Management Corporation ("ACMC")
                                                                  since 2001; prior thereto, Chief Executive
                                                                  Officer of Sanford C. Bernstein & Co., LLC
                                                                  and its predecessor since prior to 1998.

Kathleen A. Corbet, 43                Senior Vice President       Executive Vice President of ACMC**, with
                                                                  which she has been associated since prior to
                                                                  1998.

Michael L. Mon, 34                    Vice President              Vice President of ACMC**, with which he has
                                                                  been associated since June 1999. Prior thereto
                                                                  he was a Portfolio Manager at Brundage, Story
                                                                  and Rose since 1998.

Douglas J. Peebles, 38                Vice President              Senior Vice President of ACMC**, with which
                                                                  he has been associated since prior to 1998.

Mark D. Gersten, 53                   Treasurer and Chief         Senior Vice President of Alliance Global
                                      Financial Officer           Investor Services, Inc. ("AGIS") and Vice
                                                                  President of AllianceBernstein Investment
                                                                  Research and Management, Inc. ("ABIRM")**
                                                                  with which he has been associated since prior
                                                                  to 1998.

Vincent S. Noto, 39                   Controller                  Vice President of AGIS**, with which he has
                                                                  been associated since prior to 1998.


--------------------------------------------------------------------------------
* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.
** ACMC, ABIRM and AGIS are affiliates of the Fund.
   The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at (800) 227-4618 for a free prospectus or SAI.

-------------------------------------------------------------------------------
                              AllianceBernstein Multi-Market Strategy Trust o 31

ALLIANCEBERNSTEIN FAMILY OF FUNDS




================================================================================
  Wealth Strategies Funds
  Balanced Wealth Strategy
  Wealth Appreciation Strategy
  Wealth Preservation Strategy
  Tax-Managed Balanced Wealth Strategy*
  Tax-Managed Wealth Appreciation Strategy
  Tax-Managed Wealth Preservation Strategy**

================================================================================
  Blended Style Series
  U.S. Large Cap Portfolio

================================================================================
  Growth Funds
  Domestic
  Growth Fund
  Health Care Fund
  Mid-Cap Growth Fund
  Premier Growth Fund
  Small Cap Growth Fund+
  Technology Fund

  Global & International
  All-Asia Investment Fund
  Global Small Cap Fund
  Greater China '97 Fund
  International Premier Growth Fund
  New Europe Fund
  Worldwide Privatization Fund

  Select Investor Series
  Biotechnology Portfolio
  Premier Portfolio
  Technology Portfolio

================================================================================
  Value Funds
  Domestic
  Balanced Shares
  Disciplined Value Fund
  Growth & Income Fund
  Real Estate Investment Fund
  Small Cap Value Fund
  Utility Income Fund
  Value Fund

  Global & International
  Global Value Fund

================================================================================
  Taxable Bond Funds
  Americas Government Income Trust
  Corporate Bond Portfolio
  Emerging Market Debt Fund
  Global Strategic Income Trust
  High Yield Fund
  Multi-Market Strategy Trust
  Quality Bond Portfolio
  Short Duration Portfolio
  U.S. Government Portfolio

================================================================================
  Municipal Bond Funds
  National
  Insured National
  Arizona
  California
  Insured California
  Florida
  Massachusetts
  Michigan
  Minnesota
  New Jersey
  New York
  Ohio
  Pennsylvania
  Virginia

================================================================================
  Intermediate Municipal Bond Funds
  Intermediate California
  Intermediate Diversified
  Intermediate New York

================================================================================
  Closed-End Funds
  All-Market Advantage Fund
  ACM Income Fund
  ACM Government Opportunity Fund
  ACM Managed Dollar Income Fund
  ACM Managed Income Fund
  ACM Municipal Securities Income Fund
  California Municipal Income Fund
  National Municipal Income Fund
  New York Municipal Income Fund
  The Spain Fund
  World Dollar Government Fund
  World Dollar Government Fund II



We also offer Exchange Reserves,40# which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.


For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*  Formerly Growth Investors Fund.
** Formerly Conservative Investors Fund.
+  Quasar Fund changed its name to Small Cap Growth Fund on 11/3/03.
++ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
32 o AllianceBernstein Multi-Market Strategy Trust

[LOGO] AllianceBernstein(SM)
       Investment Research and Management


ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

SM This service mark used under license from the owner, Alliance Capital Management L.P.

MMSTAR1003

ITEM 2.  CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant's code of ethics is filed herewith as Exhibit 10(a)(1).

(b) During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Directors has determined that independent directors David H. Dievler and William H. Foulk, Jr. qualify as audit committee financial experts.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         Exhibit No.        DESCRIPTION OF EXHIBIT
         -----------        ----------------------
         10 (a) (1)         Code of ethics that is subject to the
                            disclosure of Item 2 hereof

         10 (b) (1)         Certification of Principal Executive Officer
                            Pursuant to Section 302 of the Sarbanes-Oxley Act of
                            2002

         10 (b) (2)         Certification of Principal Financial Officer
                            Pursuant to Section 302 of the Sarbanes-Oxley Act of
                            2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Multi-Market Strategy Trust, Inc.

By:       /s/ Marc O. Mayer
         ----------------------
         Marc O. Mayer
         President

Date:   December 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Marc O. Mayer
         ---------------------
         Marc O. Mayer
         President

Date:   December 30, 2003

By:       /s/ Mark D. Gersten
         -----------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:   December 30, 2003